Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2017
Maximum
Schedule Of Prepaid Expenses And Other Assets [Line Items]
Short-term loans to third parties, maturity period	1 year